OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 17, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating lease right of use assets		$ 2,342,738		$ 315,207	$ 546,350
Borrowing rate		4.75%		4.75%
Occupancy expense		$ 467,709	$ 159,889	$ 213,185	$ 101,702
Future lease payments				$ 322,806
Value of the future lease payments		$ 2,647,755
Current exchange rate	$ 6.7473
August 1 2019 [Member] | Jiu Si Cheng Investment Management [Member]
Current exchange rate		$ 6.4500
Rent and management fees		$ 46,512
Payment of security deposit		$ 92,799
Lease agreement, description		The lease provides for a lease term of 5 years from March 1, 2021 to February 28, 2026. The lease also provides for payments of monthly rent to the landlord of approximately RMB 300,000 ($46,440 at the 6.4600 current exchange rate at June 30, 2021) and the payment of a security deposit to the Landlord of RMB $598,553 ($92,655 at the 6.4600 current exchange rate at June 30, 2021).		right to renew for an additional term of 2 years and 8 months from December 1, 2021 to July 31, 2024. The lease also provided for payments of quarterly rent and management fees to the landlord for the initial term of a total of RMB 4,756,649 ($728,586 at the 6.5286 current exchange rate at December 31, 2020) and the payment of a security deposit to the Landlord of RMB 566,754
March 1 2021 [Member] | Chengdu Liangkang Investment [Member]
Current exchange rate		$ 6.4500
Rent and management fees		$ 737,465
Payment of security deposit		$ 87,869
Lease agreement, description		The lease provided for an initial term of 2 years and 4 months from August 2, 2019 to November 30, 2021 with a right to renew for an additional term of 2 years and 8 months from December 1, 2021 to July 31, 2024. The lease also provided for payments of quarterly rent and management fees to the landlord for the initial term of a total of RMB 4,756,649 ($737,465 at the 6.4500 current exchange rate at September 30, 2021) and the payment of a security deposit to the Landlord of RMB 566,754 ($87,869 at the 6.4500 current exchange rate at September 30, 2021).